Intangible Assets (Details) - Schedule of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross balance	$ 282,421	$ 253,658
Accumulated amortization	(176,479)	(159,547)
Net balance	$ 105,942	$ 94,111
Goodwill [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful life
Average remaining amortization
Gross balance	$ 16,714	$ 16,714
Accumulated amortization
Net balance	$ 16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful life
Average remaining amortization
Gross balance	$ 56,249	$ 56,249
Accumulated amortization	(39,553)	(39,553)
Net balance	$ 16,696	$ 16,696
Software or computer programs [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful life	6 years	6 years
Average remaining amortization	4 years	4 years
Gross balance	$ 209,458	$ 180,695
Accumulated amortization	(136,926)	(119,994)
Net balance	$ 72,532	$ 60,701